Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2014		Sep. 28, 2014		Jun. 29, 2014		Mar. 30, 2014		Dec. 29, 2013		Sep. 29, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 28, 2014		Dec. 29, 2013		Dec. 30, 2012
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	$ 18,254	[1]	$ 18,467	[2]	$ 19,495	[3]	$ 18,115	[4]	$ 18,355	[5]	$ 17,575	[6]	$ 17,877	[7]	$ 17,505	[8]	$ 74,331		$ 71,312		$ 67,224
Gross profit	12,401	[1]	13,068	[2]	13,456	[3]	12,660	[4]	12,400	[5]	12,231	[6]	12,388	[7]	11,951	[8]	51,585		48,970		45,566
Earnings before provision for taxes on income	2,703	[1]	6,810	[2]	5,626	[3]	5,424	[4]	2,750	[5]	3,667	[6]	4,793	[7]	4,261	[8]	20,563	[9]	15,471	[10]	13,775	[11]
Net earnings	2,521	[1]	4,749	[2]	4,326	[3]	4,727	[4]	3,519	[5]	2,982	[6]	3,833	[7]	3,497	[8]	16,323		13,831		10,853
Basic	$ 0.90	[1]	$ 1.69	[2]	$ 1.53	[3]	$ 1.67	[4]	$ 1.25	[5]	$ 1.06	[6]	$ 1.36	[7]	$ 1.25	[8]	$ 5.80		$ 4.92		$ 3.94
Diluted	$ 0.89	[1]	$ 1.66	[2]	$ 1.51	[3]	$ 1.64	[4]	$ 1.23	[5]	$ 1.04	[6]	$ 1.33	[7]	$ 1.22	[8]	$ 5.70		$ 4.81		$ 3.86
Consumer [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	3,606	[1]	3,589	[2]	3,744	[3]	3,557	[4]	3,753	[5]	3,611	[6]	3,658	[7]	3,675	[8]
Pharmaceutical [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	7,999	[1]	8,307	[2]	8,509	[3]	7,498	[4]	7,296	[5]	7,036	[6]	7,025	[7]	6,768	[8]
Medical Devices [Member]
Summary of Selected Quarterly Financial Data (unaudited)
Sales to customers	$ 6,649	[1]	$ 6,571	[2]	$ 7,242	[3]	$ 7,060	[4]	$ 7,306	[5]	$ 6,928	[6]	$ 7,194	[7]	$ 7,062	[8]

[1]	The fourth quarter of 2014 includes litigation expense, primarily related to product liability and patent litigation of $652 million after-tax ($692 million before-tax), Synthes integration costs of $237 million after-tax ($325 million before-tax) and $115 million after-tax ($156 million before-tax) from impairment of in-process research and development.
[2]	The third quarter of 2014 includes an additional year of the Branded Prescription Drug Fee of $220 million after and before tax, litigation expense of $231 million after-tax ($285 million before-tax), Synthes integration costs of $130 million after-tax ($167 million before-tax) and $111 million after-tax ($126 million before-tax) for costs associated with the DePuy ASRTM Hip program. Additionally, the fiscal third quarter of 2014 includes a net gain of $1.1 billion after-tax ($1.9 billion before-tax) for the divestiture of the Ortho-Clinical Diagnostics business.
[3]	The second quarter of 2014 includes litigation expense of $342 million after-tax ($276 million before-tax) and Synthes integration costs of $104 million after-tax ($144 million before-tax).
[4]	The first quarter of 2014 includes Synthes integration costs of $84 million after-tax ($118 million before-tax) and a $398 million tax benefit associated with Conor Medsystems.
[5]	The fourth quarter of 2013 includes net litigation expense of $227 million after-tax ($506 million before-tax), Synthes integration/transaction costs $110 million after-tax ($181 million before-tax), $294 million after-tax ($338 million before-tax) from impairment of in-process research and development and $118 million after-tax ($134 million before-tax) for costs associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[6]	The third quarter of 2013 includes net litigation expense of $720 million after-tax ($872 million before-tax), Synthes integration/transaction costs of $103 million after-tax ($122 million before-tax) and $126 million after-tax ($178 million before-tax) from impairment of in-process research and development.
[7]	The second quarter of 2013 includes net litigation expense of $308 million after-tax ($375 million before-tax) and Synthes integration/transaction costs of $87 million after-tax ($122 million before-tax).
[8]	The first quarter of 2013 includes Synthes integration/transaction costs of $183 million after-tax ($258 million before-tax) and net litigation expense of $391 million after-tax ($529 million before-tax).
[9]	Includes net litigation expense of $1,253 million comprised of $907 million, $259 million and $87 million in the Medical Devices, Pharmaceutical and Consumer segments, respectively. Includes $178 million of in-process research and development expense, comprised of $147 million and $31 million in the Pharmaceutical and Medical Devices segments, respectively. The Medical Devices segment includes a net gain of $1,899 million from the divestiture of the Ortho-Clinical Diagnostics business, Synthes integration costs of $754 million and $126 million expense for the cost associated with the DePuy ASRTM Hip program. Includes an additional year of the Branded Prescription Drug Fee of $220 million in the Pharmaceutical segment.
[10]	Includes $2,276 million of net litigation expense comprised of $1,975 million and $301 million in the Medical Devices and Pharmaceutical segments, respectively. Includes $683 million of Synthes integration/transaction costs in the Medical Devices segment. Includes $580 million of in-process research and development expense, comprised of $514 million and $66 million in the Pharmaceutical and Medical Devices segments, respectively. The Medical Devices segment also includes $251 million expense for the cost associated with the DePuy ASRTM Hip program. Includes $98 million of income related to other adjustments comprised of $55 million and $43 million in the Consumer and Pharmaceutical segments, respectively.
[11]	Includes $1,218 million of net litigation expense comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices segments, respectively. The Medical Devices segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.